Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
On March 1, 2022, the Company consummated its Initial Public Offering of 31,625,000 Units, including the issuance of 4,125,000 Units as a result of the underwriter’s full exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of approximately $316.3 million, and incurring offering costs of approximately $4.7 million.
Each Unit consists of one share of Class A common stock, one redeemable warrant (a “Public Warrant”) and one one-sixteenth (1/16) of one Right. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Each holder of a whole Right will receive one share of Class A common stock upon consummation of the initial Business Combination.

NOTE 3. INITIAL PUBLIC OFFERING
On March 1, 2022, the Company consummated its Initial Public Offering of 31,625,000
Units
, including the issuance of 4,125,000 Units as a result of the underwriter’s full exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of approximately $316.3 million, and incurring offering costs of approximately $4.7 million.
Each Unit consists of one share of Class A common stock, one redeemable warrant (a “Public Warrant”) and one one-sixteenth (1/16) of one Right
. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $
11.50
 per share, subject to adjustment (see Note 7). Each holder of a whole
Right will receive one share of Class A common stock upon consummation of
the initial Business Combination.